Financial instruments - additional disclosures (Details 7) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Maturity of net debt [line items]
Current financial assets	$ 18,930	$ 28,329
Non-current financial debts	(20,244)	(22,902)
Current financial debt	(5,931)	(6,295)
Net debt	(7,245)	(868)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	11,098	15,706
Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	111
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	204	105
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	7,517	12,407
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(20,244)	(22,902)
Current financial debt	(5,876)	(6,227)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(20,396)	(23,077)
Current financial debt	(5,878)	(6,229)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(55)	(68)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	8,176	7,438
Current financial debt	(3,253)	(2,830)
Net debt	4,923	4,608
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	4,142	11
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	23	21
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	4,011	7,406
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(3,215)	(2,780)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(3,215)	(2,780)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(38)	(50)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	10,564	19,650
Current financial debt	(159)	(537)
Net debt	10,405	19,113
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	6,911	14,585
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	147	64
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	3,506	5,001
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(146)	(521)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(146)	(521)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(13)	(16)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	55	1,095
Current financial debt	(2,519)	(2,928)
Net debt	(2,464)	(1,833)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	36	1,088
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	19	7
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(2,515)	(2,926)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(2,517)	(2,928)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(4)	(2)
Between one and five years
Maturity of net debt [line items]
Current financial assets		4
Non-current financial debts	(8,975)	(8,464)
Net debt	(8,975)	(8,460)
Between one and five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets		4
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(8,975)	(8,464)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(9,002)	(8,490)
Later than five years
Maturity of net debt [line items]
Current financial assets	135	142
Non-current financial debts	(11,269)	(14,438)
Net debt	(11,134)	(14,296)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	9	18
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	111
Later than five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	15	13
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(11,269)	(14,438)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (11,394)	$ (14,587)